Document And Entity Information	Jun. 09, 2023
Document Information [Line Items]
Entity, Registrant Name	Dyadic International, Inc.
Document, Type	8-K/A
Document, Period End Date	Jun. 09, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-55264
Entity, Tax Identification Number	45-0486747
Entity, Address, Address Line One	140 Intracoastal Pointe Drive, Suite 404
Entity, Address, City or Town	Jupiter
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33477
City Area Code	561
Local Phone Number	743-8333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	DYAI
Security Exchange Name	NASDAQ
Amendment Description	Form 8-K Shareholder meeting results 2023
Amendment Flag	true
Entity, Central Index Key	0001213809